Class T Prospectus | Dreyfus Strategic Value Fund
Dreyfus Strategic Value Fund
May 19, 2017 ADVANTAGE FUNDS, INC. Dreyfus Strategic Value Fund (Class T Shares) Supplement to Prospectus Dated March 31, 2017
The following information supersedes and replaces any contrary information contained in “Fund Summary - Fees and Expenses” in the fund’s prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Prospectus Dreyfus Strategic Value Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Prospectus Dreyfus Strategic Value Fund Class T
Management fees	0.60%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	0.97%
Fee waiver and/or expense reimbursement	(0.04%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.93%
[1]	Restated to reflect current management fee.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class T shares (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .68%. On or after March 31, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | Dreyfus Strategic Value Fund | Class T | USD ($)	343	547	769	1,406

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | Dreyfus Strategic Value Fund | Class T | USD ($)	343	547	769	1,406